Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net income (loss)	$ 2,223,979	$ 2,356,438	$ 813,455
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Change in fair value of derivative liability	(419,649)	0	0
Share-based compensation	2,007,328	1,260,674	0
Other current assets	(49,765)	(258,117)	54,749
Other current liabilities	795,433	(559,915)	(172,089)
Net cash used in operating activities	20,635,487	(52,907,013)	(1,616,423)
Cash flows from investing activities
Net cash used in investing activities	(41,991,079)	(12,258,220)	(247,240)
Cash flows from financing activities
Net proceeds from stock issuance	6,000,000	126,029,588	0
Net proceeds from issuance of convertible promissory notes	6,000,000	0	0
Net cash provided by financing activities	11,634,868	122,412,800	3,201,645
Net increase (decrease) in cash and restricted cash	(18,084,403)	57,097,363	1,411,336
Cash and restricted cash, beginning of year	59,251,904	2,165,151	753,815
Cash and restricted cash, end of year	41,167,501	59,251,904	2,165,151
FAMI | Reportable legal entity
Net income (loss)	2,223,979	2,358,414	823,606
Cash flows from operating activities
Amortization of deferred financing costs	0	0	1,093,440
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in earnings of subsidiary	(4,817,363)	(4,395,592)	(2,656,075)
Amortization of debt issuance costs	48,160	0	135,867
Change in fair value of derivative liability	(419,649)
Share-based compensation	2,007,328	1,260,674	0
Other current assets	21,223	(125,081)	0
Other current liabilities	54,246	(40,000)	40,000
Net cash used in operating activities	(882,076)	(941,585)	(563,162)
Investing in subsidiaries	(7,529,060)	(122,726,999)	(688,060)
Cash flows from investing activities
Net cash used in investing activities	(7,529,060)	(122,726,999)	688,060
Cash flows from financing activities
Net proceeds from stock issuance	6,000,000	126,029,588	0
Net proceeds from issuance of convertible promissory notes	6,000,000	0	0
Proceeds from advances from related parties	0	298,297	0
Repayment of advances from related parties	(54,600)	(2,138,508)	(758,071)
Net cash provided by financing activities	11,945,400	124,189,377	(758,071)
Net increase (decrease) in cash and restricted cash	3,534,264	520,793	(633,173)
Cash and restricted cash, beginning of year	522,915	2,122	635,295
Cash and restricted cash, end of year	$ 4,057,179	$ 522,915	$ 2,122